PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2024	1,688	61	102	226	821	2,898

Additions *	82	3	29	572	181	867
Disposals	(11)	—	(5)	—	(12)	(28)
Depreciation charge for the year	(335)	(8)	(31)	—	(155)	(529)
Divestment and reclassification as held for sale	(44)	—	(9)	(21)	(7)	(81)
Impairment	(3)	—	—	(2)	(1)	(6)
Impairment reversal	1	—	—	1	1	3
Transfers	433	22	26	(493)	(10)	(22)
Modifications of right-of-use assets *	—	—	—	—	103	103
Translation adjustment	(97)	(6)	(10)	(16)	(60)	(189)

As of December 31, 2024	1,714	72	102	267	861	3,016

Additions	68	5	41	655	540	1,309
Disposals	(5)	—	—	(2)	(28)	(35)
Depreciation charge for the year	(340)	(9)	(36)	—	(193)	(578)
Divestment and reclassification as held for sale **	(60)	—	(1)	(7)	(29)	(97)
Impairment	(8)	—	—	(3)	(1)	(12)
Impairment reversal	—	—	—	2	1	3
Transfers	550	41	32	(625)	(1)	(3)
Modifications of right-of-use assets	—	—	—	—	127	127
Translation adjustment	6	3	4	7	7	27

As of December 31, 2025	1,925	112	142	294	1,284	3,757
Cost	4,741	210	422	304	1,852	7,529
Accumulated depreciation and impairment	(2,816)	(98)	(280)	(10)	(568)	(3,772)

* Certain prior period comparatives have been represented to conform with the current year presentation.
** This relates to the sale of Kyrgyzstan and Deodar as explained in Note 11—Significant transactions and Note 12—Held for sale and discontinued operations.
There were no material changes in estimates related to property and equipment in 2025 and 2024.
Property and equipment include assets in use in the amount of US$581 (2024: US$488) which were not paid for as of year-end.
Property and equipment pledged as security for bank borrowings amounts to US$668 as of December 31, 2025 (2024: US$637), and primarily relate to liens securing borrowings of PMCL.
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2024	747	61	13	821

Additions *	149	22	10	181
Disposals	(8)	(4)	—	(12)
Depreciation charge for the year	(133)	(17)	(5)	(155)
Divestment and reclassification as held for sale	(4)	(3)	—	(7)
Impairment	(1)	—	—	(1)
Impairment reversal	1	—	—	1
Transfers	(9)	(1)	—	(10)
Modifications and reassessments *	87	16	—	103
Translation adjustment	(53)	(6)	(1)	(60)

As of December 31, 2024	776	68	17	861

Additions	504	28	8	540
Disposals	(23)	(4)	(1)	(28)
Depreciation charge for the year	(167)	(20)	(6)	(193)
Divestment and reclassification as held for sale	(29)	—	—	(29)
Impairment	(1)	—	—	(1)
Impairment reversal	1	—	—	1
Modifications and reassessments	116	11	—	127
Translation adjustment	5	2	—	7

As of December 31, 2025	1,181	85	18	1,284
Cost	1,687	136	29	1,852
Accumulated depreciation and impairment	(506)	(51)	(11)	(568)

* Certain prior period comparatives have been represented to conform with the current year presentation.
COMMITMENTS
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2025	2024

Less than 1 year	106	178
Between 1 and 5 years	24	—

Total commitments	130	178
Capital commitments arising from telecommunications licenses
VEON’s ability to generate revenue in the countries it operates is dependent upon the operation of the wireless telecommunications networks authorized under its various licenses for GSM-900/1800, “3G” (UMTS/WCDMA) mobile radiotelephone communications services and “4G” (LTE).
Under the license agreements, operating companies are subject to certain commitments, such as territory or population coverage, level of capital expenditures and number of base stations to be fulfilled within a certain timeframe. If we are found to be involved in practices that do not comply with applicable laws or regulations, we may be exposed to significant fines, the risk of prosecution or the suspension or loss of our licenses, frequency allocations, authorizations or various permissions, any of which could harm our business, financial condition, results of operations or cash flows.
After expiration of the license, our operating companies might be subject to additional payments for renewals, as well as new license capital and other commitments.
ACCOUNTING POLICIES
Property and equipment are stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3—30 years
Buildings and constructions	10—50 years
Office and other equipment	2—10 years
Right-of-use assets	Equivalent lease term
Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.
Where applicable, the Company has applied sale and leaseback accounting principles, whereas the right-of-use asset arising from the leaseback is measured at the proportion of the previous carrying amount of the asset that relates to the right of use retained by VEON. Accordingly, VEON recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor.
SOURCE OF ESTIMATION UNCERTAINTY
Depreciation and amortization of non-current assets
Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of developments may change over time. Some of the assets and technologies in which the Group invested several years ago are still in use and provide the basis for new technologies.
The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used. Estimated useful life for right-of-use assets is directly impacted by the equivalent lease term, refer to Note 18—Investment, debt and derivatives of these consolidated financial statements for more information regarding source of estimation uncertainty for lease terms.